OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 2,296	$ 1,326
Government authorities	5,765	6,825
Deferred tax assets	8,384	7,114
Advances to suppliers	2,480	3,726
Derivatives	2,479	2,353
Other	1,325	1,509
Other accounts receivables and prepaid expenses	$ 22,729	$ 22,853